ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Payroll and welfare payables	¥ 1,059,291	$ 145,148	¥ 746,185
Payables for the purchase of property and equipment	261,047	35,770	529,448
Payables for office supplies and utilities	649,298	88,969	455,001
Payables for delivery costs	266,930	36,576	260,153
Payables for advertising expenditures	141,942	19,449	132,211
Other taxes payables	332,661	45,582	102,241
Payables for professional service fees	43,253	5,927	37,065
Others	273,081	37,419	294,673
Accrued expenses and other current liabilities	¥ 3,027,503	$ 414,840	¥ 2,556,977